OPERATING DATA - Aging of Trade Accounts Receivable (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Trade accounts receivables	$ 3,569	$ 4,432
Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	3,698	4,605
Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(129)	(173)
Not past due
Disclosure of provision matrix [line items]
Trade accounts receivables	2,840	3,374
Not past due | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	2,851	3,377
Not past due | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(11)	(3)
Overdue 1-30 days
Disclosure of provision matrix [line items]
Trade accounts receivables	450	688
Overdue 1-30 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	452	691
Overdue 1-30 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(2)	(3)
Overdue 31-60 days
Disclosure of provision matrix [line items]
Trade accounts receivables	84	177
Overdue 31-60 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	85	178
Overdue 31-60 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	(1)
Overdue 61-90 days
Disclosure of provision matrix [line items]
Trade accounts receivables	43	96
Overdue 61-90 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	43	97
Overdue 61-90 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	0	(1)
Overdue 91-180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	63	55
Overdue 91-180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	67	59
Overdue 91-180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(4)	(4)
More than 180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	89	42
More than 180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	200	203
More than 180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	$ (111)	$ (161)